Retirement Plans - Schedule of Health Care Cost Trend Rates (Details) - Other Postretirement Benefits Plan [Member]	12 Months Ended
Sep. 30, 2018
United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	6.03%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.43%
Year the rate reaches the ultimate trend rate	2037
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	5.51%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.51%
Year the rate reaches the ultimate trend rate	2018